HISTORICAL LOSS AND LAE DEVELOPMENT (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	$ (110,061)	$ (83,243)	$ (66,577)
Casualty
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(83,892)	(64,602)	(65,523)
Casualty | Asbestos and environmental exposures
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	1,500
Casualty | Personal umbrella
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(7,700)	(17,700)	(11,200)
Casualty | Transportation
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(6,900)	(11,600)	(10,100)
Casualty | Executive products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total		(9,100)
Casualty | General liability
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(37,300)		(38,200)
Casualty | Program business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total			4,500
Casualty | Runoff casualty business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(6,200)		5,200
Casualty | Commercial umbrella products
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(15,100)
Property
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(18,453)	(8,271)	3,434
Property | Northridge earthquake
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(7,000)
Property | 2008 hurricanes and Midwest flood
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total			(4,200)
Property | Marine business
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(8,500)	(4,600)	11,400
Surety
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(7,716)	(10,370)	(4,488)
Surety | Contract surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(3,900)	(5,400)	(3,400)
Surety | Energy surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	(2,200)
Surety | Commercial surety product
(Favorable)/unfavorable reserve development
(Favorable)/unfavorable reserve development, total	$ (2,000)	$ (3,700)	$ (1,500)